Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Valuation allowance	$ 896,030	$ 369,323
Change in valuation allowance	$ (526,707)	$ (242,233)